UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

TAX FREE RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2015

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.5%
Alabama - 1.2%
Huntsville, AL, Health Care Authority, TECP	0.090%	7/9/15	$8,000,000	$8,000,000

Arizona - 0.5%
Maricopa County, AZ, IDA, MFH Revenue, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.230%	12/1/39	1,135,000	1,135,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.230%	6/1/31	1,990,000	1,990,000	(a)(b)(c)
Tempe, AZ, GO	4.000%	7/1/15	250,000	250,769

Total Arizona				3,375,769

California - 13.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.130%	10/1/34	2,230,000	2,230,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.100%	10/1/25	300,000	300,000	(a)(b)(c)
California Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Northern Trust Company	0.060%	7/1/41	5,435,000	5,435,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.100%	12/1/35	2,000,000	2,000,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.080%	12/1/16	200,000	200,000	(a)(b)
California MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.100%	8/1/20	500,000	500,000	(a)(b)
California State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.080%	7/1/41	2,375,000	2,375,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.180%	8/1/41	3,000,000	3,000,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.140%	10/1/38	3,910,000	3,910,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.140%	10/1/37	300,000	300,000	(a)(b)(c)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.180%	6/1/42	1,420,000	1,420,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.180%	2/1/44	1,165,000	1,165,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.100%	6/1/40	600,000	600,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.180%	11/1/41	1,195,000	1,195,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.180%	10/1/44	1,400,000	1,400,000	(a)(b)(c)
California State, GO	0.060%	6/2/15	2,000,000	2,000,000
California State, GO:
LOC-Bank of Montreal	0.060%	5/1/33	3,570,000	3,570,000	(a)(b)
LOC-JPMorgan Chase	0.070%	5/1/40	3,035,000	3,035,000	(a)(b)
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.060%	8/15/27	550,000	550,000	(a)(b)
Kaiser Permanente	0.080%	4/1/45	5,760,000	5,760,000	(a)(b)
Kaiser Permanente	0.080%	4/1/46	7,400,000	7,400,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.100%	4/1/33	1,600,000	1,600,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.090%	8/1/37	$3,775,000	$3,775,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.080%	7/1/30	2,850,000	2,850,000	(a)(b)
Irvine Ranch, CA, Water District, GO, LOC-Sumitomo Mitsui Banking	0.090%	1/1/21	400,000	400,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.090%	9/1/51	600,000	600,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.090%	9/1/54	3,600,000	3,600,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.070%	9/1/54	5,300,000	5,300,000	(a)(b)
Livermore, CA, COP	0.090%	10/1/30	400,000	400,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.120%	10/1/16	2,300,000	2,300,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Subordinated, SPA-Bank of America	0.080%	7/1/34	800,000	800,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.100%	2/15/31	5,165,000	5,165,000	(a)(b)(c)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.080%	8/15/41	3,000,000	3,000,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.120%	4/1/38	1,900,000	1,900,000	(a)(b)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center	0.080%	4/1/30	145,000	145,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.110%	4/1/39	565,000	565,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-JPMorgan Chase	0.090%	4/1/36	1,200,000	1,200,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.090%	4/1/36	2,900,000	2,900,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.120%	4/1/36	1,000,000	1,000,000	(a)(b)
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank	0.080%	7/1/36	500,000	500,000	(a)(b)
University of California, CA, Revenues	0.080%	5/15/48	500,000	500,000	(a)(b)

Total California				86,845,000

Colorado - 0.3%
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.110%	7/1/27	334,000	334,000	(a)(b)
Colorado Springs, CO, Revenue, Utilities Revenue, Subordinated Lien, SPA-Dexia Credit Local	0.100%	11/1/23	1,845,000	1,845,000	(a)(b)

Total Colorado				2,179,000

Connecticut - 3.2%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.090%	12/1/39	400,000	400,000	(a)(b)
Connecticut State HEFA Revenue	1.500%	7/1/15	500,000	500,452
Connecticut State HEFA Revenue:
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.090%	7/1/37	1,700,000	1,700,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.100%	7/1/30	3,700,000	3,700,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.090%	7/1/34	1,200,000	1,200,000	(a)(b)
Wesleyan University	0.090%	7/1/40	1,100,000	1,100,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.090%	7/1/30	430,000	430,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Yale University	0.070%	7/1/35	$130,000	$130,000	(a)(b)
Yale University	0.070%	7/1/36	2,050,000	2,050,000	(a)(b)
Connecticut State HFA, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.080%	7/1/32	200,000	200,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.090%	11/15/34	900,000	900,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.100%	11/15/41	5,500,000	5,500,000	(a)(b)
SPA-Barclays Bank PLC	0.090%	5/15/35	1,270,000	1,270,000	(a)(b)
SPA-FHLB	0.100%	5/15/31	1,200,000	1,200,000	(a)(b)(c)
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.120%	12/1/28	400,000	400,000	(a)(b)(c)

Total Connecticut				20,680,452

Delaware - 0.3%
Delaware State Transportation Authority System Revenue	5.000%	7/1/15	160,000	160,598
Delaware State, GO	5.000%	7/1/15	100,000	100,381
University of Delaware Revenue, SPA-Bank of America N.A.	0.090%	11/1/34	1,950,000	1,950,000	(a)(b)

Total Delaware				2,210,979

District of Columbia - 0.8%
District of Columbia Revenue, Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.100%	2/1/48	1,365,000	1,365,000	(a)(b)
District of Columbia University Revenue, American University	0.090%	10/1/36	3,875,000	3,875,000	(a)(b)

Total District of Columbia				5,240,000

Florida - 3.9%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.110%	6/1/48	9,800,000	9,800,000	(a)(b)(c)
Florida State Board of Education Public Education, GO	5.000%	6/1/15	100,000	100,000
Florida State Board of Education Public Education, GO, Capital Outlay	5.000%	6/1/15	125,000	125,000
Florida State Turnpike Authority Revenue:
Department of Transportation	2.000%	7/1/15	150,000	150,185
Department of Transportation	5.000%	7/1/15	715,000	717,681
Department of Transportation	5.000%	7/1/15	100,000	100,378
Florida State, GO, Department of Transportation, Right of Way	5.000%	7/1/15	125,000	125,489
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.080%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System	0.090%	11/15/34	2,900,000	2,900,000	(a)(b)
JEA, FL, St. Johns River Power Park System Revenue, Issue 2	5.000%	10/1/15	385,000	390,983
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.130%	8/1/18	300,000	300,000	(a)(b)(c)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.100%	10/1/48	300,000	300,000	(a)(b)
Miami-Dade County, FL, Special Obligation, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.090%	4/1/43	1,250,000	1,250,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.100%	1/15/27	100,000	100,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.090%	6/1/25	$3,305,000	$3,305,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.110%	10/1/33	2,800,000	2,800,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.120%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				25,454,716

Georgia - 5.6%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.100%	10/1/35	10,400,000	10,400,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.230%	4/1/32	3,520,000	3,520,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.120%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.130%	12/1/27	3,000,000	3,000,000	(a)(b)(c)
Fulton County, GA, Development Authority Revenue, Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.090%	9/1/35	3,125,000	3,125,000	(a)(b)
Georgia State, GO	5.000%	7/1/15	120,000	120,465
Georgia State, GO	5.500%	9/1/15	100,000	101,308
Georgia State, GO	5.000%	10/1/15	200,000	203,170
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.150%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Gwinnett County, GA, Water & Sewerage Authority Revenue	4.000%	8/1/15	130,000	130,816
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.100%	5/1/32	270,000	270,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.150%	8/1/21	4,400,000	4,400,000	(a)(b)(c)

Total Georgia				36,125,759

Hawaii - 0.5%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System	0.340%	7/1/39	3,500,000	3,500,000	(a)(b)

Idaho - 0.0%
Idaho State Bond Bank Authority Revenue, State Intercept	3.000%	9/15/15	285,000	287,181

Illinois - 5.8%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.190%	1/1/27	2,215,000	2,215,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.140%	1/1/35	5,085,000	5,085,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.220%	10/1/34	2,300,000	2,300,000	(a)(b)(c)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.300%	12/1/35	3,540,000	3,540,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue, Fenwick High School Project, LOC - PNC Bank N.A.	0.110%	3/1/32	3,000,000	3,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.200%	2/1/34	$350,000	$350,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.090%	8/1/35	1,000,000	1,000,000	(a)(b)
Northwestern Memorial Hospital	0.090%	8/15/42	6,635,000	6,635,000	(a)(b)
Northwestern Memorial Hospital	0.090%	8/15/42	1,300,000	1,300,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.100%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.190%	10/1/39	3,180,000	3,180,000	(a)(b)
Illinois State Housing Development Authority Revenue, Florida House	0.100%	7/1/41	2,650,000	2,650,000	(a)(b)(c)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-PNC Bank N.A.	0.090%	7/1/30	1,100,000	1,100,000	(a)(b)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.090%	6/1/36	140,000	140,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.110%	10/15/28	2,725,000	2,725,000	(a)(b)(c)

Total Illinois				37,720,000

Indiana - 2.9%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.220%	7/1/31	2,235,000	2,235,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.100%	6/1/40	1,000,000	1,000,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-Citibank N.A.	0.100%	2/1/35	7,300,000	7,300,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.100%	2/1/37	3,885,000	3,885,000	(a)(b)
Lease Appropriation, SPA-JPMorgan Chase	0.100%	2/1/37	415,000	415,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.110%	4/15/39	4,135,000	4,135,000	(a)(b)

Total Indiana				18,970,000

Iowa - 1.1%
Iowa Finance Authority Health Facilities Revenue, Iowa Health System, LOC-JPMorgan Chase	0.090%	2/15/35	1,925,000	1,925,000	(a)(b)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.230%	6/1/32	1,340,000	1,340,000	(a)(b)(c)
Iowa State Finance Authority Health Care Facilities Revenue, Genesis Health System	5.000%	7/1/15	1,315,000	1,319,964
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.110%	2/15/39	2,440,000	2,440,000	(a)(b)

Total Iowa				7,024,964

Kentucky - 3.7%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.090%	6/1/29	3,890,000	3,890,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.090%	6/1/32	6,545,000	6,545,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.150%	5/1/27	3,560,000	3,560,000	(a)(b)(c)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.100%	8/15/38	6,400,000	6,400,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.110%	3/1/36	2,350,000	2,350,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.110%	7/1/38	1,045,000	1,045,000	(a)(b)

Total Kentucky				23,790,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.7%
Louisiana State PFA Revenue:
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.100%	9/2/33	$3,465,000	$3,465,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.100%	9/2/39	7,390,000	7,390,000	(a)(b)

Total Louisiana				10,855,000

Maryland - 0.8%
Harford County, MD, GO	5.000%	7/15/15	100,000	100,553
Maryland State Community Development Administration, Department of Housing & Community Development Revenue, Residential, SPA-TD Bank N.A.	0.110%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Department of Transportation, Consolidated Transportation Revenue, Second Issue	5.000%	6/1/15	100,000	100,000
Maryland State Health & Higher EFA Revenue:
Johns Hopkins Health System	5.000%	7/1/15	375,000	376,464
University of Maryland Medical System, LOC-TD Bank N.A.	0.070%	7/1/41	900,000	900,000	(a)(b)
Maryland State, GO:
State and Local Facilities Loan, Capital Improvement	5.500%	8/1/15	150,000	151,314
State and Local Facilities Loan, Second	5.000%	8/1/15	200,000	201,570
Washington, MD, Suburban Sanitary District, GO, Consolidated Public Improvement	4.000%	6/1/15	150,000	150,000

Total Maryland				4,979,901

Massachusetts - 3.2%
Massachusetts Bay Transportation Authority, Sales Tax Revenue	5.250%	7/1/15	400,000	401,629
Massachusetts School Building Authority, TECP	0.050%	6/3/15	2,500,000	2,500,000
Massachusetts School Building Authority, TECP	0.050%	6/3/15	2,000,000	2,000,000
Massachusetts State DFA Revenue, Partners Healthcare System Inc., LOC-U.S. Bank NA	0.070%	7/1/48	3,000,000	3,000,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LOC-FHLMC	0.120%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.090%	7/1/27	5,400,000	5,400,000	(a)(b)
Massachusetts State Water Pollution Abatement Trust Revenue	5.000%	8/1/15	150,000	151,176
Massachusetts State Water Pollution Abatement Trust Revenue:
Pool Program	5.000%	8/1/15	115,000	115,903
State Revolving Fund	4.000%	8/1/15	250,000	251,542
State Revolving Fund	4.000%	8/1/15	100,000	100,619
Massachusetts State Water Resources Authority Revenue	5.000%	8/1/15	100,000	100,789
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.110%	8/1/37	3,765,000	3,765,000	(a)(b)
Massachusetts State, GO	5.250%	8/1/15	245,000	247,039
Massachusetts State, GO, Consolidated Loan, NATL	5.500%	11/1/15	150,000	153,145

Total Massachusetts				20,786,842

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 0.9%
Ann Arbor, MI, Sewage Disposal System Revenue	2.000%	7/1/15	$150,000	$150,184
Michigan State Municipal Bond Authority Revenue, Clean Water Revenue Fund	5.500%	10/1/15	200,000	203,450
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.100%	1/1/26	2,400,000	2,400,000	(a)(b)
Michigan State Trunk Line Fund Revenue, AGM	5.000%	9/1/15	485,000	490,676
Michigan State University Revenue:
General	4.000%	8/15/15	100,000	100,748
SPA-Landesbank Hessen-Thuringen	0.090%	2/15/34	2,500,000	2,500,000	(a)(b)

Total Michigan				5,845,058

Minnesota - 1.4%
Minnesota State, GO	5.000%	8/1/15	200,000	201,557
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.070%	11/15/38	1,300,000	1,300,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.070%	8/15/32	7,400,000	7,400,000	(a)(b)

Total Minnesota				8,901,557

Mississippi - 0.9%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron U.S.A. Inc.	0.060%	11/1/35	4,000,000	4,000,000	(a)(b)
Chevron U.S.A. Inc.	0.130%	11/1/35	2,100,000	2,100,000	(a)(b)

Total Mississippi				6,100,000

Missouri - 2.3%
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.080%	2/15/33	2,375,000	2,375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.120%	9/1/26	1,745,000	1,745,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.110%	12/1/29	4,100,000	4,100,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA N.A.	0.240%	12/1/28	6,585,000	6,585,000	(a)(b)(c)

Total Missouri				14,805,000

New Hampshire - 1.4%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.090%	12/1/36	1,290,000	1,290,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.080%	7/1/33	7,760,000	7,760,000	(a)(b)

Total New Hampshire				9,050,000

New Jersey - 0.9%
Livingston Township, NJ, GO, BAN	1.000%	1/12/16	1,500,000	1,505,980
Woodbury, NJ, GO, BAN	1.000%	12/17/15	4,200,000	4,212,078

Total New Jersey				5,718,058

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 1.5%
University of New Mexico, NM, Subordinated Lien System, SPA-U.S. Bank N.A.	0.090%	6/1/30	$9,600,000	$9,600,000	(a)(b)

New York - 16.7%
Batavia, NY, GO, BAN	1.000%	5/12/16	1,500,000	1,504,220
Bethlehem, NY, CSD, GO, BAN	1.000%	7/22/15	834,000	834,754
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.070%	3/1/38	1,000,000	1,000,000	(a)(b)
Camillus, NY, GO, BAN	1.000%	3/25/16	700,000	702,263
Carmel, NY, GO, BAN	1.000%	10/9/15	1,500,000	1,503,777
Chemung County, NY, GO:
BAN	1.000%	10/16/15	2,000,000	2,004,332
BAN	1.000%	12/18/15	600,000	601,371
Clinton, NY, CSD, GO, BAN	1.000%	6/25/15	1,100,000	1,100,360
East Rockaway, NY, GO, BAN	1.000%	6/11/15	1,600,000	1,600,284
Eastchester, NY, GO, BAN	1.250%	7/22/15	900,000	901,064
Hamburg Town, NY, GO, BAN	1.000%	7/9/15	2,750,000	2,751,910
Irondequoit, NY, GO	1.125%	12/11/15	400,000	401,250
Irondequoit, NY, GO, BAN	1.000%	12/18/15	700,000	701,791
LaGrange, NY, GO, BAN	1.000%	12/23/15	900,000	902,512
Lindenhurst, NY, GO, BAN, Public Improvement	1.000%	8/14/15	2,830,000	2,833,712
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.090%	12/1/29	5,810,000	5,810,000	(a)(b)
Mamaroneck Village, NY, GO, BAN	1.000%	9/3/15	1,300,000	1,302,216
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street Bank & Trust Co.	0.100%	11/1/22	1,800,000	1,800,000	(a)(b)
Nassau County, NY, GO:
RAN	2.000%	3/15/16	4,000,000	4,043,800	(d)
TAN	2.000%	9/15/15	1,000,000	1,004,802
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.080%	11/15/21	5,940,000	5,940,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.090%	8/1/29	100,000	100,000	(a)(b)
New Hartford, NY, CSD, GO, BAN	1.000%	10/2/15	450,000	450,709
New Paltz, NY, GO, BAN	1.000%	9/23/15	600,000	600,781
New Windsor, NY, GO:
BAN	1.000%	12/30/15	1,300,000	1,303,602
BAN	1.000%	1/15/16	1,100,000	1,103,071
New York City, NY, GO:
LOC-Bank of New York Mellon	0.080%	3/1/34	1,300,000	1,300,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.070%	4/1/42	400,000	400,000	(a)(b)
LOC-JPMorgan Chase	0.090%	8/1/21	500,000	500,000	(a)(b)
LOC-Mizuho Corporate Bank	0.090%	10/1/38	730,000	730,000	(a)(b)
LOC-Mizuho Corporate Bank	0.090%	4/1/42	4,570,000	4,570,000	(a)(b)
LOC-PNC Bank N.A.	0.100%	4/1/42	850,000	850,000	(a)(b)
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.100%	5/1/18	2,200,000	2,200,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.130%	2/15/26	900,000	900,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.090%	6/15/33	3,100,000	3,100,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA Revenue:
New York City Recovery Project, SPA-Royal Bank of Canada	0.090%	11/1/22	$5,880,000	$5,880,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.090%	11/1/22	4,200,000	4,200,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.100%	7/1/30	200,000	200,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.100%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.130%	7/1/33	500,000	500,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.090%	7/1/31	1,000,000	1,000,000	(a)(b)
New York State Housing Finance Agency Revenue:
42nd & 10th Housing, FHLMC, LIQ-FHLMC	0.080%	11/1/41	1,000,000	1,000,000	(a)(b)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.080%	5/1/45	4,000,000	4,000,000	(a)(b)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.080%	5/1/45	300,000	300,000	(a)(b)
Worth Street, LIQ-FNMA	0.080%	5/15/33	1,000,000	1,000,000	(a)(b)(c)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Bank of America N.A.	0.080%	12/1/29	7,400,000	7,400,000	(a)(b)
Orchard Park Town, NY, GO, BAN	1.000%	10/22/15	2,500,000	2,505,651
Ossining Town, NY, GO, BAN	1.000%	8/21/15	600,000	600,609
Plattsburgh, NY, City School District, GO	1.000%	7/31/15	900,000	901,003
Pleasantville, NY, GO, BAN	1.000%	8/21/15	750,000	750,994
Port of Jefferson, NY, GO, BAN	1.000%	12/17/15	900,000	902,929
Port of Jervis, NY, GO, BAN	1.000%	1/21/16	1,700,000	1,704,327
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.110%	12/15/38	1,500,000	1,500,000	(a)(b)(c)
Ridge Road, NY, Fire District, GO, BAN	1.000%	10/7/15	400,000	400,487
Saltaire Village, NY, GO, RAN	1.000%	10/23/15	3,750,000	3,758,832
Skaneateles, NY, CSD, GO, BAN	1.000%	6/30/15	1,300,000	1,300,590
South Colonie, NY, CSD, GO, BAN	1.000%	8/21/15	600,000	600,721
Spencerport, NY, CSD, GO, BAN	1.000%	6/24/15	3,075,000	3,076,254
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/26/15	1,000,000	1,000,424
Valhalla, NY, Union Free School District, GO, BAN	1.000%	10/16/15	1,300,000	1,303,011
Victor, NY, GO, BAN	1.000%	12/18/15	1,750,000	1,755,149
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/26/15	1,750,000	1,750,634
Westhampton Beach, NY, Fire District, GO, BAN	1.000%	8/4/15	1,100,000	1,100,824

Total New York				107,840,020

North Carolina - 4.4%
Charlotte, NC, COP, Central Yard Project, SPA-Bank of America N.A.	0.100%	3/1/25	3,990,000	3,990,000	(a)(b)
Charlotte, NC, Water & Sewer System Revenue	5.500%	7/1/15	300,000	301,285
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.080%	7/1/27	300,000	300,000	(a)(b)
Durham, NC, GO	3.000%	6/1/15	100,000	100,000
Greensboro, NC, Enterprise System Revenue, Combined	5.000%	6/1/15	325,000	325,000
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.100%	11/1/38	300,000	300,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.100%	5/1/30	$3,025,000	$3,025,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.100%	6/1/38	1,460,000	1,460,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.100%	4/1/29	2,030,000	2,030,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.100%	7/1/29	9,000,000	9,000,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.100%	3/1/35	2,350,000	2,350,000	(a)(b)
Winston-Salem, NC, Water & Sewer System Revenue	4.000%	6/1/15	300,000	300,000
Winston-Salem, NC, Water & Sewer System Revenue	4.000%	6/1/15	100,000	100,000
Winston-Salem, NC, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.100%	6/1/28	4,730,000	4,730,000	(a)(b)

Total North Carolina				28,311,285

North Dakota - 0.3%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance	0.100%	7/1/39	1,900,000	1,900,000	(a)(b)

Ohio - 1.6%
Columbus, OH, GO	5.000%	6/1/15	250,000	250,000
Franklin County, OH, Hospital Facilities Revenue, Various Improvment, Nationwide Childrens Hospital Inc.	0.100%	11/1/45	2,500,000	2,500,000	(a)(b)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage Backed	0.230%	9/1/36	460,000	460,000	(a)(b)(c)
Ohio State University Revenue	0.090%	12/1/34	5,500,000	5,500,000	(a)(b)
Ohio State University Revenue	0.090%	12/1/39	800,000	800,000	(a)(b)
Ohio State, GO:
Common Schools	5.000%	9/15/15	135,000	136,835
Common Schools	0.090%	6/15/26	530,000	530,000	(a)(b)

Total Ohio				10,176,835

Oklahoma - 0.1%
Edmond, OK, Public Works Authority, Sales Tax & Utility System Revenue	2.000%	7/1/15	600,000	600,778

Oregon - 1.1%
Oregon State Facilities Authority Revenue, Episcopal School Project, LOC-U.S. Bank N.A.	0.080%	10/1/34	100,000	100,000	(a)(b)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.100%	6/1/40	3,530,000	3,530,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.100%	6/1/41	2,800,000	2,800,000	(a)(b)
Portland, OR, Sewer System Revenue:
First Lien	5.000%	6/1/15	100,000	100,000
First Lien, NATL	5.000%	6/15/15	410,000	410,715

Total Oregon				6,940,715

Pennsylvania - 5.5%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.100%	6/1/32	3,435,000	3,435,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.080%	12/1/37	9,100,000	9,100,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.110%	5/1/31	$3,000,000	$3,000,000	(a)(b)
Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.120%	1/1/28	500,000	500,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.100%	7/1/31	5,000,000	5,000,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.080%	7/1/34	100,000	100,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.080%	8/15/24	5,575,000	5,575,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.110%	1/1/34	1,020,000	1,020,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	0.110%	4/1/26	6,750,000	6,750,000	(a)(b)(c)
Philadelphia, PA, Authority For Industrial Development, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.100%	12/1/34	1,200,000	1,200,000	(a)(b)

Total Pennsylvania				35,680,000

Rhode Island - 0.6%
Cumberland, RI, GO, TAN	1.250%	6/11/15	2,250,000	2,250,585
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.070%	9/1/43	1,500,000	1,500,000	(a)(b)

Total Rhode Island				3,750,585

South Carolina - 1.4%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.100%	9/1/19	2,110,000	2,110,000	(a)(b)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.150%	12/1/38	6,930,000	6,930,000	(a)(b)(c)

Total South Carolina				9,040,000

Tennessee - 0.8%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.100%	6/1/37	1,475,000	1,475,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.100%	6/1/39	3,400,000	3,400,000	(a)(b)

Total Tennessee				4,875,000

Texas - 3.7%
Austin, TX, GO, Public Improvement	4.000%	9/1/15	100,000	100,930
Denton County, TX, GO, Permanent Improvement	2.000%	7/15/15	125,000	125,255
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.100%	12/1/24	7,800,000	7,800,000	(a)(b)
Methodist Hospital	0.100%	12/1/27	3,075,000	3,075,000	(a)(b)
Houston, TX, Utility System Revenue, Combined First Lien, AGM	5.250%	11/15/15	100,000	102,214
Irving, TX, GO, Improvement	1.500%	9/15/15	250,000	250,863
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.100%	8/1/37	4,600,000	4,600,000	(a)(b)
State of Texas, GO, Veterans, SPA-Bank of New York Mellon	0.090%	12/1/43	295,000	295,000	(a)(b)
Tarrant, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospital of Dallas, LOC-JPMorgan Chase	0.100%	10/1/41	6,400,000	6,400,000	(a)(b)
Texas State, Stephen Austin State University	5.000%	10/15/15	125,000	127,162
Texas State Water Development Board Revenue, State Revolving Fund	5.000%	7/15/15	400,000	402,288

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State, GO:
Public Finance Authority	5.000%	10/1/15	$200,000	$203,173
Water Financial Assistance	2.300%	8/1/15	100,000	100,334

Total Texas				23,582,219

Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Revenue	5.000%	7/1/15	175,000	175,631
Utah State, GO	5.000%	7/1/15	180,000	180,672
Utah State, GO	5.000%	7/1/15	150,000	150,575

Total Utah				506,878

Vermont - 0.7%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.110%	7/1/37	4,400,000	4,400,000	(a)(b)

Virginia - 0.6%
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.100%	1/1/35	2,400,000	2,400,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.100%	1/1/35	1,435,000	1,435,000	(a)(b)
Virginia Beach, VA, Water & Sewer System Revenue	5.000%	10/1/15	125,000	126,948

Total Virginia				3,961,948

Washington - 2.9%
Energy Northwest, WA, Electric Revenue:
Columbia Generating Station	5.000%	7/1/15	850,000	853,324
Columbia Generating Station	5.000%	7/1/15	450,000	451,721
Project 1	4.000%	7/1/15	200,000	200,614	(e)
Project 1	5.000%	7/1/15	200,000	200,754	(e)
Project 1	5.000%	7/1/15	125,000	125,489
King County, WA, GO, LOC-State Street Bank & Trust Co.	0.080%	1/1/40	2,300,000	2,300,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.250%	11/1/23	945,000	945,000	(a)(b)(c)
Seattle, WA, GO	4.250%	12/1/15	305,000	311,021
Seattle, WA, Water System Revenue, Improvement	4.000%	8/1/15	200,000	201,245
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.080%	8/15/41	12,540,000	12,540,000	(a)(b)
Washington State HFC, Overlake School Project, LOC-Wells Fargo Bank	0.150%	10/1/29	500,000	500,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.100%	1/1/27	200,000	200,000	(a)(b)

Total Washington				18,829,168

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.1%
Wisconsin State Clean Water Revenue	5.000%	6/1/15	$175,000	$175,000
Wisconsin State HEFA Revenue, Indian Community School of Milwaukee, LOC-JPMorgan Chase	0.080%	12/1/36	6,700,000	6,700,000	(a)(b)

Total Wisconsin				6,875,000

Wyoming - 0.7%
Uinta County, WY, PCR, Chevron USA Inc. Project	0.060%	8/15/20	4,500,000	4,500,000	(a)(b)

TOTAL INVESTMENTS - 100.5% (Cost - $649,815,667#)				649,815,667
Liabilities in Excess of Other Assets - (0.5)%				(3,410,700)

TOTAL NET ASSETS - 100.0%				$646,404,967

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$649,815,667	—	$649,815,667

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2015